Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2011	2010
Raw materials and purchased components	$163,030	$158,163
Work in process	60,128	56,345
Finished goods	610,569	475,641
Healthcare supplies	133,769	118,948
Inventories	$967,496	$809,097